Income Taxes (Details) - Schedule of Income Tax Provision (Benefit) - Income tax provision (benefit) [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 1,579,608	$ 339,899
Deferred
State and Local
Current
Deferred
Income tax provision/(benefit)	$ 1,579,608	$ 339,899